Other Assets (Summary of Other Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 99	$ 94